Accounts Receivable	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts Receivable
ACCOUNTS RECEIVABLE

December 31 (millions of dollars)	2018	2017
Accounts receivable – billed	292	298
Accounts receivable – unbilled	357	367
Accounts receivable, gross	649	665
Allowance for doubtful accounts	(21)	(29)
Accounts receivable, net	628	636

The following table shows the movements in the allowance for doubtful accounts for the years ended December 31, 2018 and 2017:

Year ended December 31 (millions of dollars)	2018	2017
Allowance for doubtful accounts – beginning	(29)	(35)
Write-offs	25	25
Additions to allowance for doubtful accounts	(17)	(19)
Allowance for doubtful accounts – ending	(21)	(29)